Financial instruments and risk management	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risk Management
Financial instruments and risk management

23.	Financial instruments and risk management
23.1.	Overview

In the ordinary course of business, the Company is exposed to credit, liquidity and market risks, which are actively managed in compliance with the Financial Risk Management Policy (“Risk Policy”) and internal guidelines and strategic documents subject to such policy. The Risk Policy was approved by the Board of Directors on December 7, 2023, valid for one year and is available at the Company’s website.

The Company’s risk management strategy, guided by the Risk Policy, has as main objectives:

»	To protect the Company’s operating and financial results, as well as its equity from adverse changes in the market prices, particularly commodities, foreign exchange and interests;
»	To protect the Company against counterparty risks in existing financial operations as well as to establish guidelines for sustaining the necessary liquidity to fulfil its financial commitments;
»	To protect the cash of Company against price volatilities, adverse conditions in the markets in which the Company acts and adverse conditions in its production chain.

The Risk Policy defines the governance of the bodies responsible for the execution, tracking and approval of the risk management strategies, as well as the limits and instruments that can be used.

Additionally, the Management of the Company approved the following policies on November 10, 2021, which are available at the Company’s website:

»	Financial Policy, which aims to: (i) establish guidelines for the management of the Company's financial debt and capital structure; and (ii) guide the Company's decision-making in connection with cash management (financial investments).
»	Profit Allocation Policy, which aims to establish the practices adopted by the Company regarding the allocation of its profits, providing, among others, the periodicity of payment of dividends and the baseline used to establish the respective amount.

i) Indebtedness

The ideal capital structure definition at BRF is essentially associated with (i) strong cash position as a tolerance factor for liquidity shocks, which includes minimum cash analysis; (ii) net indebtedness; and (iii) minimization of the capital opportunity cost.

On December 31, 2023, the non-current gross debt, as presented below, represented 87.65% (83.75% as of December 31, 2022) of the total gross debt, which has an average term higher than eight years.

The Company monitors the gross debt and net debt as set forth below:

	12.31.23			12.31.22
	Current	Non-current	Total	Total
Foreign currency loans and borrowings	(1,521,567)	(9,571,818)	(11,093,385)	(12,549,181)
Local currency loans and borrowings	(930,271)	(8,071,892)	(9,002,163)	(10,967,819)
Derivative financial instruments, net	32,282	470,011	502,293	(126,019)
Gross debt	(2,419,556)	(17,173,699)	(19,593,255)	(23,643,019)

Cash and cash equivalents	9,264,664	-	9,264,664	8,130,929
Marketable securities	447,878	319,995	767,873	824,775
Restricted cash	13,814	72,395	86,209	89,717
	9,726,356	392,390	10,118,746	9,045,421
Net debt	7,306,800	(16,781,309)	(9,474,509)	(14,597,598)

ii) Derivative financial instruments

Summarized financial position of derivative financial instruments, that aim to protect the risks described below:

	Note	12.31.23	12.31.22
Assets
Designated as hedge accounting
Foreign exchange risk on operating income	23.2.1 ii)	103,558	8,726
Commodities price risk	23.2.2	5,510	108,966
Interest rate risk	23.2.3	529,830	9,517
Not designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	154	3,939
		639,052	131,148

Current assets		109,222	120,865
Non-current assets		529,830	10,283

Liabilities
Designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	(52,149)	(84,633)
Foreign exchange risk on operating income	23.2.1 ii)	(7,600)	(17,551)
Commodities price risk	23.2.2	(14,363)	(26,730)
Interest rate risk	23.2.3	-	(122,002)
Not designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	(62,647)	(6,251)
		(136,759)	(257,167)

Current liabilities		(76,940)	(82,468)
Non-current liabilities		(59,819)	(174,699)

Position of derivative financial instruments - net		502,293	(126,019)

iii) Financial commitments

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	12.31.23
	Book value	Contractual cash flow	2024	2025	2026	2027	2028	2029 onwards
Non derivative financial liabilities
Loans and borrowings	20,095,548	29,239,484	3,360,512	2,381,197	3,865,863	3,784,178	1,507,940	14,339,794
Principal		19,856,354	2,073,011	1,355,195	2,929,729	2,984,936	939,150	9,574,333
Interest		9,383,130	1,287,501	1,026,002	936,134	799,242	568,790	4,765,461
Trade accounts payable	12,592,428	12,758,551	12,757,347	175	1,029	-	-	-
Lease liabilities	3,721,847	4,661,489	1,009,012	784,287	622,935	554,953	398,258	1,292,044
Derivative financial liabilities
Financial instruments designated hedge accounting for protection of:
Foreign exchange risk	59,749	59,749	59,749	-	-	-	-	-
Commodities price risk	14,363	14,363	14,363	-	-	-	-	-
Financial instruments not designated as hedge accounting for protection of:
Foreign exchange risk	62,647	18,732	-	-	-	18,732	-	-

The Company does not expect that the cash outflows to fulfill the obligations shown above will be significantly anticipated by factors unrelated to its best interests, or have its value substantially modified outside the normal course of business.

23.2.	Market risk management
23.2.1.	Foreign exchange risk

The risk is the one that may cause unexpected losses to the Company resulting from volatility of the FX rates, reducing its assets and revenues, or increasing its liabilities and costs. The Company’s exposure is managed in three dimensions: statement of financial position exposure, operating income exposure and investments exposure.

i) Statement of financial position exposure

The Risk Policy regarding statement of financial position exposure has the objective to balance assets and liabilities denominated in foreign currencies, hedging the Company’s statement of financial position by using natural hedges, over-the-counter derivatives and exchange traded futures.

Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the Financial Results are as follows, summarized in Brazilian Reais:

	12.31.23	12.31.22
Cash and cash equivalents	2,970,268	3,691,668
Trade accounts receivable	4,788,635	6,013,713
Trade accounts payable	(1,195,133)	(1,484,810)
Loans and borrowings	(8,715,484)	(12,241,309)
Other assets and liabilities, net	(30,310)	35,371
Exposure of assets and liabilities in foreign currencies	(2,182,024)	(3,985,367)
Derivative financial instruments (hedge)	2,033,346	3,721,930
Exposure in result, net	(148,678)	(263,437)

The net exposure in Reais is mainly composed of the following currencies:

Net Exposure (1)	12.31.23	12.31.22
Chilean Pesos (CLP)	220,116	256,121
Euros (EUR)	(25,050)	(43,445)
Angolan kwanza (AOA)	97,368	53,723
Yen (JPY)	(1,241)	(3,268)
Argentinian Peso (ARS)	(3,146)	(4,614)
Turkish Liras (TRY)	76,439	214,936
U.S. Dollars (USD)	(513,164)	(736,890)
Total	(148,678)	(263,437)
(1)	The Company is exposed to other currencies, although they have been grouped in the currencies above due to its high correlation or for not being individually significant.

The Company holds more financial liabilities in foreign currencies than assets and, therefore, holds derivative financial instruments to reduce such exposure.

As a result of this protection strategy the Company recognized as Financial income (expenses), net an expense of foreign exchange of derivatives of R$312,201 and an expense of R$284,720 of interest and fair value of derivatives, totaling an amount of R$596,921 for the year ended on December 31, 2023 (expense of R$1,038,171 during the year ended on December 31, 2022). This derivative result offsets a foreign exchange income over assets and liabilities of R$161,162 for the year ended on December 31, 2023 (R$474,052 during the year ended on December 31, 2022).

The derivative financial instruments acquired to hedge the foreign currency statement of financial position exposure on December 31, 2023 and are set forth below:

12.31.23
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Exercise rate	Fair value (R$)
Futures	BRL	USD	1st Qtr. 2024	USD	(224,250)	4.8690	(3,289)
Futures	USD	BRL	1st Qtr. 2024	USD	224,250	4.8690	3,444
Swap	USD + 4,35% p.a.	86,52% of CDI	3rd Qtr. 2026	USD	145,000	N/A	(41,087)
Swap	USD + 4.35% p.a.	CDI - 0,51% p.a.	3rd Qtr. 2026	USD	115,000	N/A	(18,732)
Non-deliverable forward	EUR	TRY	1st Qtr. 2024	EUR	5,000	31.1500	460
Non-deliverable forward	USD	TRY	1st Qtr. 2024	USD	14,900	30.6070	(2,008)
Non-deliverable forward	USD	AOA	1st Qtr. 2024	USD	10,000	860.5000	(1,041)
Non-deliverable forward	USD	AOA	2nd Qtr. 2024	USD	2,000	893.0000	(241)
Total							(62,494)

12.31.23
							Fair value (R$)
Derivative instruments designated - Fair value hedge	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)

FX and interest rate swap	USD debt	1st Qtr. 2024	FX + 7,33% p.a.	100% CDI + 2.20% p.a.	30,000	USD	(17,201)	(80,378)
FX and interest rate swap	USD debt	2nd Qtr. 2024	FX + 6.32% p.a.	100% CDI + 1,61% p.a.	130,000	USD	(34,948)	80,534
					160,000		(52,149)	156
(1)	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the senior unsecured notes.

ii) Operating income exposure

The Risk Policy regarding operating income exposure has the objective to hedge revenues and costs denominated in foreign currencies. The Company is supported by internal models to measure and monitor these risks, and uses financial instruments for hedging, designating the relations as cash flow hedges.

The Company has more sales in foreign currency than expenditures and, therefore, holds derivative financial instruments to reduce such exposure.

As a result of this protection strategy the Company recognized in the Net Revenue an income of R$303,837 for the year ended on December 31, 2023 (R$202,655 during the year ended on December 31, 2022).

The derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2023 are set forth below:

12.31.23
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value (1)
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2024	USD	128,500	5.2959	52,159
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2024	USD	65,500	5.1633	14,564
Non-deliverable forward	USD Exports	BRL	USD	3rd Qtr. 2024	USD	45,500	5.2487	11,528
Collar	USD Exports	BRL	USD	1st Qtr. 2024	USD	295,000	5.0122	15,693
Collar	USD Exports	BRL	USD	2nd Qtr. 2024	USD	40,000	5.0151	2,014
						574,500		95,958
(1)	Correspond to the not realized portion of the hedge which is registered in Other comprehensive income.

During the 2nd quarter of 2023, the Bond BRF SA BRFSBZ 3.95 loan, designated as an export protection instrument, was settled and the amount of R$(548,639) previously accumulated in Other Comprehensive Income was reclassified to income for the year under Net Revenue.

iii) Investments exposure

The Company holds both investments (net assets) and loans (financial liabilities) denominated in foreign currency. To balance the accounting effects of such exposures, some non-derivative financial liabilities are designated as hedging instruments for the investments exposure.

As a result of this strategy, the Company recognized revenue of R$145,328 under Other comprehensive income for the year ended on December 31, 2023 (R$87,929 during the year ended on December 31, 2022).

The non-derivative financial instruments designated as net investment hedge instruments on December 31, 2023 are set forth below:

12.31.23
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Exchange variation (1)
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2050	USD (2)	44,158	3.7649	(82,409)
Bond - BRF SA BRFSBZ 4.35	BRF Kuwait Food Management Company WLL	USD	3rd Qtr. 2050	USD (2)	88,552	3.7649	(96,199)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2050	USD (2)	53,446	3.7649	(70,185)
Bond - BRF SA BRFSBZ 4.35	BRF Foods GmbH	USD	3rd Qtr. 2050	USD (3)	170,721	5.1629	33,138
Bond - BRF SA BRFSBZ 4.35	Al-Wafi Al-Takamol International for Foods Products	USD	3rd Qtr. 2050	USD (3)	23,426	5.1629	8,639
					380,303		(207,016)
(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.
(2)	Designated on August 1st, 2019.
(3)	Designated on November 9, 2022.

23.2.2.	Commodities price risk

The Company uses commodities as production inputs and is exposed to commodities price risk arising from future purchases. The management of such risk is performed through physical inventories, future purchases at fixed price and through derivative financial instruments.

The Risk Policy establishes coverage limits to the flow of purchases of corn, meal and soy, soybeans and soybean oil with the purpose of reducing the impact due to a price increase of these raw materials. The hedge may be reached using derivatives or by inventory management.

As a result of this protection strategy the Company recognized in the Cost of goods sold an expense of R$103,305 for year ended on December 31, 2023 (expense of R$437,324 during the year ended on December 31, 2022).

The Company performs purchases at variable prices in future and spot markets and, to hedge such exposure, it holds derivative financial instruments in long position (buy) to fix these prices in advance.

The financial instruments designated as cash flow hedges for the variable commodities price exposure on December 31, 2023 are set forth below:

12.31.23
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Non-deliverable forward - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2024	4,000	ton	445.83	(390)
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	1st Qtr. 2024	8,000	ton	458.42	(357)
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2024	31,992	ton	460.11	(3,009)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2024	119,944	ton	198.28	(2,154)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	3rd Qtr. 2024	119,944	ton	198.57	(1,633)
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	4th Qtr. 2024	119,944	ton	200.93	(1,509)
Collar - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2023	82,008	ton	199.53	(1,153)
Collar - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2024	49,545	ton	1,136.19	1,106
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2024	6,001	ton	1,107.23	(918)
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	3rd Qtr. 2024	4,001	ton	1,094.04	(451)
Collar - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2024	87,750	ton	1,178.85	2,207
				633,129			(8,261)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

In certain cases, the Company performs futures purchases at fixed prices and, to hedge such exposure, it holds derivative financial instruments in short position (sell) to keep these prices at market value. The financial instruments designated as fair value hedges for the fixed commodities price exposure on December 31, 2023 are set forth below:

12.31.23
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2024	69,633	ton	1,199.42	(592)
				69,633			(592)
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

The open and liquidated derivative financial instrument still generate impacts in the statement of financial position of: i) Inventory a debit in the amount of R$95,986 on December 31, 2023 (R$18,853 on December 31, 2022); ii) Other comprehensive income a credit amount of R$322 on December 31, 2023 (credit of R$43,398 on December 31, 2022).

23.2.3.	Interest rate risk

The interest rate risk may cause economic losses to the Company resulting from volatility in interest rates that affect its assets and liabilities.

The Company’s Risk Policy does not restrict exposure to different interest rates, neither establishes limits for fixed or floating rates. However, the Company continually monitors the market interest rates in order to evaluate any need to enter into hedging transactions to protect from the volatility of such rates and manage the mismatch between its financial assets and liabilities.

As a result of this protection strategy the Company recognize in the Financial Income (Expenses), Net an income of R$328,121 for the year ended on December 31, 2023 (expense of R$281,453 during the year ended on December 31, 2022).

The derivative financial instruments used to hedge the exposure to interest rates as of December 31, 2023 are presented in the table below:

12.31.23
							Fair value (R$)
Fair value hedge - Derivative instruments	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)

Interest rate swap	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	CDI + 0.57% p.a.	200,000	BRL	30,943	8,710
Interest rate swap	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	100% of CDI	200,000	BRL	25,580	10,238
Interest rate swap	Debenture - 2nd issue - 1st series - IPCA + 5.30% p.a.	3rd Qtr. 2027	IPCA + 5.30% p.a.	CDI + 2.20% p.a.	400,000	BRL	63,003	(15,575)
Interest rate swap	Debenture - 2nd issue - 2nd series - IPCA + 5.60% p.a.	3rd Qtr. 2030	IPCA + 5.60% p.a.	CDI + 2.29% p.a.	595,000	BRL	80,526	(89,632)
Interest rate swap	Debenture - 3rd issue - single series - IPCA + 4.78% p.a.	2nd Qtr. 2031	IPCA + 4.78% p.a.	CDI + 0,12% a.a.	1,000,000	BRL	177,896	54,509
Interest rate swap	Debenture - 1st issue - 1ª series - IPCA + 6.83% p.a.	3rd Qtr. 2032	IPCA + 6.83% p.a.	109,32% of CDI	990,000	BRL	151,881	130,182
					3,385,000		529,829	98,432
(1)	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the debentures.

23.3.	Credit risk management

The Company is exposed to the credit risk related to the financial assets held: trade and non-trade accounts receivable, marketable securities, derivative instruments and cash and equivalents. The Company’s credit risk exposure can be assessed in notes 4, 5 and 6.

23.3.1.	Credit risk in accounts receivable

The credit risk associated with trade accounts receivable is actively managed through specific systems and is supported by internal policies for credit analysis. The significant level of diversification and geographical dispersion of the customer portfolio significantly reduces the risk. However, the Company chooses to complement the risk management by contracting insurance policies for specific markets. The impairment of these financial assets is carried out based on expected credit losses.

23.3.2.	Counterparty credit risk

The credit risk associated with marketable securities, cash and cash equivalents and derivative instruments in general is directed to counterparties with Investment Grade ratings. The maintenance of assets with counterparty risk is constantly assessed according to credit ratings and the Company’s portfolio concentration, aligned with the applicable impairment requisites.

23.4.	Capital management and liquidity risk

The Company is exposed to liquidity risk as far as it needs cash or other financial assets to settle its obligations in the respective terms. The Company’s cash and liquidity strategy takes into consideration historical volatility scenarios of results as well as simulations of sectorial and systemic crisis. It is grounded on allowing resilience in scenarios of capital restriction.

23.5.	Sensitivity analysis

Management believes that the most relevant risks that may affect the Company’s results, for which it uses derivative financial instruments to protect, are the volatility of commodities prices, foreign exchange rates and interest rates.

For the reasonably possible scenario of commodities, Management uses as a reference the future value of assets on December 31, 2023 and therefore understands that there will be no changes in the results of operations. As for the exchange rate, the likely scenario is referenced by external sources such as the Central Bank of Brazil (“BACEN”) and Bloomberg Focus report based on the exchange rate forecast for next year or in the absence of the latest available date.

In the possible and remote scenarios, both positive and negative variations of 15% and 30% respectively were considered in both cases from the reasonably possible scenario. Such sensitivity scenarios originate from information and assumptions used by Management in monitoring the previously mentioned risks.

The information used in the preparation of the analysis is based on the position as of December 31, 2023, which has been described in the items above. The estimated values may differ significantly to numbers and results that will be effectively registered by the Company. Positive values indicate gains and negative values indicate losses.

	Scenario
	Remote	Possible	Reasonably	Possible	Remote
Exchange rate - Balance	- 30%	- 15%	Possible	+ 15%	+ 30%
USD	3.5000	4.2500	5.0000	5.7500	6.5000

Monetary assets and liabilities	741,601	326,928	(87,745)	(502,418)	(917,091)
Derivative instruments - not designated	(599,427)	(264,252)	70,923	406,098	741,273
Net effect	142,174	62,676	(16,822)	(96,320)	(175,818)

EUR	3.9690	4.8195	5.6700	6.5205	7.3710

Monetary assets and liabilities	13,385	5,151	(3,082)	(11,316)	(19,550)
Derivative instruments - not designated	(6,913)	(2,661)	1,592	5,844	10,097
Net effect	6,472	2,490	(1,490)	(5,472)	(9,453)

JPY	0.0263	0.0319	0.0375	0.0431	0.0488

Monetary assets and liabilities	289	85	(119)	(323)	(526)
Net effect	289	85	(119)	(323)	(526)

TRY	0.1149	0.1395	0.1641	0.1887	0.2133

Monetary assets and liabilities	(52,450)	(26,118)	214	26,546	52,878
Derivative instruments - not designated	29,584	14,731	(121)	(14,973)	(29,825)
Net effect	(22,866)	(11,387)	93	11,573	23,053

AOA	0.0041	0.0049	0.0058	0.0067	0.0075

Monetary assets and liabilities	(45,655)	(22,124)	1,406	24,936	48,467
Derivative instruments - not designated	17,061	8,268	(525)	(9,319)	(18,112)
Net effect	(28,594)	(13,856)	881	15,617	30,355

ARS	0.0019	0.0023	0.0027	0.0031	0.0035

Monetary assets and liabilities	2,160	1,949	1,738	1,527	1,316
Net effect	2,160	1,949	1,738	1,527	1,316

CLP	0.0038	0.0047	0.0055	0.0063	0.0071

Monetary assets and liabilities	(66,315)	(33,358)	(400)	32,557	65,515
Net effect	(66,315)	(33,358)	(400)	32,557	65,515

	Scenario
	Remote	Possible	Reasonably	Possible	Remote
Exchange rate - Operating results	- 30%	- 15%	Possible	+ 15%	+ 30%
USD	3.5000	4.2500	5.0000	5.7500	6.5000

Revenue in USD	(770,577)	(339,702)	91,173	522,048	952,923
NDF	321,241	141,616	(38,009)	(217,634)	(397,259)
Collar	442,768	191,518	(12,307)	(208,500)	(459,750)
Net effect	(6,568)	(6,568)	40,857	95,914	95,914

	Scenario
	Remote	Possible	Reasonably	Possible	Remote
Exchange rate - Operating results	- 30%	- 15%	Possible	+ 15%	+ 30%
Soybean meal - CBOT	289	350	412	474	536

Cost of sales	5,440	2,720	-	(2,720)	(5,440)
Collar	(4,628)	(2,079)	-	359	1,831
NDF	(496)	(248)	-	248	496
Net effect	316	393	-	(2,113)	(3,113)

Soybean oil - CBOT	835	1,014	1,193	1,372	1,551

Cost of sales	3,579	1,789	-	(1,789)	(3,579)
NDF	(3,579)	(1,789)	-	1,789	3,579
Net effect	-	-	-	-	-

Corn - CBOT	139	169	199	228	258

Cost of sales	26,323	13,162	-	(13,162)	(26,323)
Collar	(3,755)	(1,412)	-	343	2,282
NDF	(21,476)	(10,738)	-	10,738	21,476
Net effect	1,092	1,012	-	(2,081)	(2,565)

Corn - B3	756	918	1,079	1,241	1,403

Cost of sales	21,911	10,955	-	(10,955)	(21,911)
Collar	(15,696)	(349)	-	12,520	38,068
Future	22,039	11,019	-	(11,019)	(22,039)
Net effect	28,254	21,625	-	(9,454)	(5,882)

23.6.	Financial instruments by category

	12.31.23
	Amortized cost	FVTOCI (3)	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	1,607,257	-	-	1,607,257
Cash equivalents	-	-	7,657,407	7,657,407
Marketable securities	291,402	12,103	464,368	767,873
Restricted cash	86,209	-	-	86,209
Trade accounts receivable	4,434,070	-	337,898	4,771,968
Notes receivables	66,261	-	-	66,261
Derivatives not designated	-	-	154	154
Derivatives designated as hedge accounting (1)	-	-	638,898	638,898

Liabilities
Trade accounts payable	(12,592,428)	-	-	(12,592,428)
Loans and borrowings (2)	(15,074,206)	-	(5,021,342)	(20,095,548)
Derivatives not designated	-	-	(62,647)	(62,647)
Derivatives designated as hedge accounting (1)	-	-	(74,112)	(74,112)
	(21,181,435)	12,103	3,940,624	(17,228,708)
(1)	All derivatives are classified at fair value through profit and loss. Those designated as hedge accounting instruments have their gains and losses also affecting Equity and Inventories.
(2)	The part of the loans and borrowings that is object in a fair value hedge is classified as Fair value through profit and loss. The rest of the loans and borrowings balance is classified as amortized cost and those designated as cash flow or net investment hedge accounting instruments have their gains and losses also affecting Equity.
(3)	FVTOCI: Fair Value Through Other Comprehensive Income.

	12.31.22
	Amortized cost	FVTOCI (3)	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	1,865,077	-	-	1,865,077
Cash equivalents	-	-	6,265,852	6,265,852
Marketable securities	379,145	11,752	433,878	824,775
Restricted cash	89,717	-	-	89,717
Trade accounts receivable	3,918,570	-	274,493	4,193,063
Other receivables	38,443	-	-	38,443
Derivatives not designated	-	-	3,939	3,939
Derivatives designated as hedge accounting	-	-	127,209	127,209

Liabilities
Trade accounts payable	(14,136,224)	-	-	(14,136,224)
Loans and borrowings	(16,055,704)	-	(7,461,296)	(23,517,000)
Derivatives not designated	-	-	(6,251)	(6,251)
Derivatives designated as hedge accounting	-	-	(250,916)	(250,916)
	(23,900,976)	11,752	(613,092)	(24,502,316)

23.7.	Fair value of financial instruments

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Depending on the inputs used for measurement, the financial instruments at fair value may be classified into 3 hierarchy levels:

»	Level 1 - Uses quoted prices (unadjusted) for identical instruments in active markets. In this category are classified investments in stocks, savings accounts, overnights, term deposits, Financial Treasury Bills (“LFT”) and investment funds;
»	Level 2 - Uses prices quoted in active markets for similar instruments, prices quoted for identical or similar instruments in non-active markets and evaluation models for which inputs are observable. In this level are classified the investments in Bank Deposit Certificates (“CDB”) and derivatives, which are measured by well-known pricing models: discounted cash flows and Black-Scholes. The observable inputs are interest rates and curves, volatility factors and foreign exchange rates;
»	Level 3 - Instruments for which significant inputs are non-observable. The Company does not have financial instruments in this category.

The table below presents the overall classification of financial instruments accounted at fair value by measurement hierarchy. For year ended December 31, 2023, there were no changes among the 3 levels of hierarchy.

	12.31.23			12.31.22
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets
Fair value through other comprehensive income
Stocks	12,103	-	12,103	11,752	-	11,752
Fair value through profit and loss
Savings account and overnight	17,570	-	17,570	12,720	-	12,720
Term deposits	2,758,300	-	2,758,300	2,495,438	-	2,495,438
Bank deposit certificates	-	4,876,861	4,876,861	-	3,754,202	3,754,202
Financial treasury bills	412,107	-	412,107	364,543	-	364,543
Investment funds	21,186	-	21,186	19,018	-	19,018
Trade accounts receivable	-	337,898	337,898	-	274,493	274,493
Derivatives	-	639,052	639,052	-	131,148	131,148
Other titles	35,751	-	35,751	53,809	-	53,809
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(136,759)	(136,759)	-	(257,167)	(257,167)
Loans and borrowings	-	(5,021,342)	(5,021,342)	-	(7,461,296)	(7,461,296)
	3,257,017	695,710	3,952,727	2,957,280	(3,558,620)	(601,340)

Except for the items set forth below, the fair value of all other financial instruments is approximate to their book value. The fair value of the bonds set forth below is based on prices observed in active markets, level 1 of the fair value hierarchy, while the debentures are based on level 2 and are measured by discounted cash flows.

			12.31.23		12.31.22
	Currency	Maturity	Book value	Fair value	Book value	Fair value
BRF S.A.
BRF SA BRFSBZ 4 3/4	USD	2024	-	-	(1,525,727)	(1,513,221)
BRF SA BRFSBZ 3.95	USD	2023	-	-	(1,185,479)	(1,209,990)
BRF SA BRFSBZ 4 7/8	USD	2030	(2,896,104)	(2,506,390)	(3,119,390)	(2,602,599)
BRF SA BRFSBZ 5 3/4	USD	2050	(3,209,653)	(2,398,081)	(3,463,081)	(2,503,033)
Debenture - 1st issue	BRL	2026	(830,144)	(853,640)	(768,428)	(756,718)
Debenture - 2nd issue	BRL	2027 - 2030	(2,681,294)	(3,048,882)	(2,355,427)	(2,366,883)
Debenture - 3rd issue	BRL	2031	(1,214,044)	(1,214,044)	(1,013,639)	(877,103)
Debenture - 4rd issue	BRL	2027 - 2032	(1,908,952)	(2,032,361)	(1,802,652)	(1,717,004)
BRF GmbH
BRF SA BRFSBZ 4.35	USD	2026	(1,453,805)	(1,360,530)	(2,608,613)	(2,367,075)
			(14,193,996)	(13,413,928)	(17,842,436)	(15,913,626)